Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Total operating revenues	$ 957,322,000	$ 742,266,000	$ 646,326,000
Other operating gains	(3,422,000)	(10,206,000)	(2,381,000)
Operating expenses
Voyage expenses and commission	395,482,000	377,772,000	259,334,000
Contingent rental income	(2,607,000)	(19,738,000)	(26,148,000)
Ship operating expenses	157,007,000	130,623,000	135,728,000
Charter hire expenses	8,471,000	21,244,000	19,705,000
Impairment loss on vessels and vessels held under finance lease	0	0	164,187,000
Impairment loss on goodwill	0	0	112,821,000
Administrative expenses	45,019,000	37,294,000	37,603,000
Depreciation	117,850,000	122,566,000	141,748,000
Total operating expenses	721,222,000	669,761,000	844,978,000
Net operating income (loss)	239,522,000	82,711,000	(196,271,000)
Other income (expenses)
Interest income	1,506,000	843,000	588,000
Interest expense	(94,461,000)	(93,275,000)	(69,815,000)
Unrealized gain (loss) on marketable securities	1,737,000	(3,526,000)	0
Gain on sale of shares	0	1,026,000	1,061,000
Share of results of associated company	1,681,000	246,000	0
Foreign currency exchange loss	(26,000)	(869,000)	(55,000)
Gain (loss) on derivatives	(10,069,000)	4,256,000	(753,000)
Other non-operating items, net	403,000	506,000	1,213,000
Net other expenses	(99,229,000)	(90,793,000)	(67,761,000)
Net income (loss) before income taxes and non-controlling interest	140,293,000	(8,082,000)	(264,032,000)
Income tax expense	(307,000)	(316,000)	(290,000)
Net income (loss)	139,986,000	(8,398,000)	(264,322,000)
Net income attributable to non-controlling interest	(14,000)	(482,000)	(539,000)
Net income (loss) attributable to the Company	$ 139,972,000	$ (8,880,000)	$ (264,861,000)
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic earnings (loss) per share attributable to the Company (in dollars per share)	$ 0.81	$ (0.05)	$ (1.56)
Diluted earnings (loss) per share attributable to the Company (in dollars per share)	$ 0.78	$ (0.05)	$ (1.56)
Voyage charter revenues
Operating revenues
Total operating revenues	$ 887,495,000	$ 690,901,000	$ 518,156,000
Time charter revenues
Operating revenues
Total operating revenues	35,433,000	26,067,000	106,237,000
Finance lease interest income
Operating revenues
Total operating revenues	690,000	1,293,000	1,748,000
Other income
Operating revenues
Total operating revenues	$ 33,704,000	$ 24,005,000	$ 20,185,000